Schedule of earnings per share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Revenue Recognition
Net income attributable to common stockholders – basic	$ 1,821,006	$ 42,642	$ 3,004,260	$ 103,535	$ 1,469,660	$ 604,851
Adjustments to net income
Net income attributable to common stockholders – diluted	$ 1,821,006	$ 42,642	$ 3,004,260	$ 103,535
Weighted average common shares outstanding - basic	2,842,924	2,012,723	2,589,142	948,058	1,250,002	402,284
Effect of dilutive securities	$ 39,901		$ 39,901		$ 397,293
Weighted average common shares outstanding – diluted	2,882,825	2,012,723	2,629,043	948,058	1,647,295	402,284
Earnings per common share - basic	$ 0.64	$ 0.02	$ 1.16	$ 0.11	$ 1.18	$ 1.50
Earnings per common share - diluted	$ 0.63	$ 0.02	$ 1.14	$ 0.11	$ 0.89	$ 1.50